Stock Compensation - Schedule of Assumptions Used (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.58%	2.70%
Expected dividend yield of stock	0.00%	0.00%
Expected volatility of stock	29.30%	36.00%